Consolidated Statements of Stockholders' Equity - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2017			$ 316,726,000	$ (311,613,000)	$ 5,112,000
Beginning balance, Shares at Dec. 31, 2017	328,925	107,465
Issuance of Series E preferred	4,135
Conversion of Series E preferred stock to common stock, shares	(2,273)	64,942
Issuance of common stock (net of costs)		$ 1,000	$ 9,678,000		$ 9,680,000
Issuance of common stock (net of costs), Shares		150,900
Stock-based compensation			84,000		84,000
Stock-based compensation, shares
Warrant Exercises
Warrant Exercises, shares		3,872
Cancellation of shares from reverse stock split, shares		(119)
Net loss				(8,131,000)	(8,131,000)
Ending balance at Dec. 31, 2018		$ 1,000	326,488,000	(319,744,000)	6,745,000
Ending balance, Shares at Dec. 31, 2018	330,787	327,060
Conversion of Series E preferred stock to common stock, shares	(1,862)	53,200
Issuance of common stock (net of costs)		$ 1,000	3,800,000		3,801,000
Issuance of common stock (net of costs), Shares		963,400
Stock-based compensation			87,000		87,000
Stock-based compensation, shares
Warrant Exercises			99,000		99,000
Warrant Exercises, shares		39,529
Conversion of prefunded warrants to common stock
Conversion of prefunded warrants to common stock, Shares		390,000
Net loss				(9,229,000)	(9,229,000)
Ending balance at Dec. 31, 2019		$ 2,000	330,474,000	(328,973,000)	1,503,000
Ending balance, Shares at Dec. 31, 2019	328,925	1,773,189
Beginning balance at Dec. 31, 2019		$ 2,000	330,474,000	(328,973,000)	1,503,000
Beginning balance, Shares at Dec. 31, 2019	328,925	1,773,189
Net loss				(1,079,000)	(1,079,000)
Ending balance at Mar. 28, 2020		$ 2,000	331,878,000	(330,052,000)	1,833,000
Ending balance, Shares at Mar. 28, 2020	328,925	2,328,360
Beginning balance at Dec. 31, 2019		$ 2,000	330,474,000	(328,973,000)	1,503,000
Beginning balance, Shares at Dec. 31, 2019	328,925	1,773,189
Stock-based compensation			80,000		80,000
Stock-based compensation, shares
Warrant Exercises		$ 1,000	$ 2,478,000		$ 2,479,000
Warrant Exercises, shares		978,594
Cancellation of shares from reverse stock split, shares		(3)
Issuance of common stock for preferred interest in real estate			$ 1,600,000		$ 1,600,000
Issuannce of common stock for preferred interest in real estate, Shares		400,000
Net loss				(2,957,000)	(2,957,000)
Ending balance at Dec. 31, 2020		$ 3,000	$ 334,632,000	$ 331,930,000	$ 2,705,000
Ending balance, Shares at Dec. 31, 2020	328,925	3,151,780